Derivative Instruments (Schedule Of Derivative Instruments, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	$ (584)	$ (1,175)
Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	7,422	203
Derivatives Designated As Hedging Instruments [Member] | Forward Contracts [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	857	383
Derivatives Designated As Hedging Instruments [Member] | Cross-Currency Interest Rate Swaps [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	6,565	(180)
Derivative fair value of non-current asset	9,517	490
Derivative fair value of current liability	2,952	670
Derivatives Not Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	(8,006)	(1,378)
Derivatives Not Designated As Hedging Instruments [Member] | Total Equity Return Swap [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	$ (8,006)	$ (1,378)